UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-02819

 NAME OF REGISTRANT:                     Natixis Cash Management Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 399 Boylston St.
                                         12th Floor
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Coleen Downs Dineen, Esq.
                                         399 Boylston St.
                                         12th Floor
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          617-449-2810

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Natixis Cash Management Trust - Money Market Series
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Natixis Cash Management Trust
By (Signature)       /s/ David L. Giunta
Name                 David L. Giunta
Title                President
Date                 08/18/2010